GENERAL INFORMATION (Details)	1 Months Ended		12 Months Ended
	Dec. 22, 2022	Jan. 21, 2021	Dec. 31, 2022 shares	Dec. 21, 2021
GENERAL INFORMATION (Details) [Line Items]
Number of subscribed shares (in Shares)			605,231,854,725
Total number of shareholders			2,092
Number of average employees			30,877
Number of employees			32,507
Description of inversiones				On January 21, 2021, Transporte Aéreos del Mercosur S.A. puchased 2,392,166 preferred shares of Inversora Cordillera S.A. from a non-controlling shareholder. Consequently the shareholding composition of Inversora Cordillera S.A. is as follows: Lan Pax Group S.A. with 90.5% and Transporte Aéreos del Mercosur S.A. with 9.5%.
TAM S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of rights politicians product			51.04%
Percentage of foreign capital			100.00%
Línea Aérea Carguera de Colombia S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares	On December 22, 2022, LATAM Airlines Group S.A. made the purchase of 1,390,468,967 preferred shares of Latam Travel S.A. Consequently, the shareholding composition of Latam Travel S.A. is as follows: Lan Pax Group S.A. with 5.69%, Inversora Cordillera S.A. with 0.30% and LATAM Airlines Group S.A. with 94.01%.
Lan Argentina S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares		On January 21, 2021, Transporte Aéreos del Mercosur S.A. purchased 53,376 preferred shares of Lan Argentina S.A. from a non-controlling shareholder. Consequently the shareholding composition of Lan Argentina S.A. is as follows: Inversora Cordillera S.A. with 95%, Lan Pax Group S.A. with 4% and Transporte Aéreos del Mercosur S.A. with 1%.
Ordinary Shares [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of statutory capital shares (in Shares)			606,407,693,000
Administration [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees			4,627
Operations [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees			16,803
Cabin Crew [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees			7,423
Command crew [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees			3,654
Shareholders [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of share capital in form of ADRs			0.01%
TAM S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of economic rights			99.9983%